Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses [Abstract]
Institutions	$ 37	$ 247
Prepaid expenses	330	438
Prepaid expenses and other current assets total	$ 367	$ 685